12. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Narrative) R$ in Thousands, $ in Thousands, $ in Thousands											1 Months Ended				3 Months Ended	12 Months Ended
	Sep. 05, 2019 BRL (R$)	Sep. 05, 2019 SGD ($)	Jun. 03, 2019 USD ($)	Jun. 03, 2019 BRL (R$)	Mar. 11, 2019 USD ($)	Mar. 11, 2019 BRL (R$)	Feb. 04, 2019 USD ($)	Feb. 04, 2019 BRL (R$)	Jan. 02, 2019 USD ($)	Jan. 02, 2019 BRL (R$)	Oct. 30, 2019	Feb. 28, 2019 USD ($)	Feb. 28, 2019 BRL (R$)	Jan. 23, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 BRL (R$)
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Working capital																				R$ 20,544
Proceeds from sales of property, plant and equipment																R$ 215,147	R$ 261,576	R$ 150,284
Sales of subsidiaries																		R$ 1,119,651
Impairment of investment															R$ 7,346
Description of settled open matters regarding the agreement											The release of the total balance of R$342,051 in Escrow account, of which R$100,000 was delivered to Lactalis and remaining amount to BRF, generating an expense of R$92,552 recorded in discontinued operations.
United States of America, Dollars
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Working capital | $																			$ 4,954
Quickfood S.A. [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Number of shares issued percentage									91.89%	91.89%
Marfrig Global Foods S.A. [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Amount of issue of equity										R$ 211,835
Proceeds from sales of property, plant and equipment														R$ 100,000
Associated costs, net														R$ 81,500
Marfrig Global Foods S.A. [Member] | United States of America, Dollars
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Amount of issue of equity | $									$ 54,891
Avex S.A. [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Sales of subsidiaries								R$ 82,736
Settled by the payment of liabilities								R$ 86,990
Avex S.A. [Member] | United States of America, Dollars
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Sales of subsidiaries | $							$ 22,500
Settled by the payment of liabilities | $							$ 22,324
Campo Austral S.A. [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Number of shares issued percentage					100.00%	100.00%
Sales of subsidiaries						R$ 29,359							R$ 95,036
Campo Austral S.A. [Member] | United States of America, Dollars
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Sales of subsidiaries | $					$ 7,619							$ 26,753
Sales of subsidiaries in cash | $					3,619
Sales of subsidiaries in installments | $					$ 4,000
Tyson International Holding Co. [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Number of shares issued percentage			100.00%	100.00%
Working capital																				R$ 21,083
Sales of subsidiaries				R$ 1,466,950
Tyson International Holding Co. [Member] | United States of America, Dollars
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Working capital | $																			$ 5,063
Sales of subsidiaries | $			$ 377,043
SATS BRF Food PTE Ltd. [Member]
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Sales of subsidiaries	R$ 51,197
SATS BRF Food PTE Ltd. [Member] | Singapore, Dollars
AssetsAndLiabilitiesHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Sales of subsidiaries | $		$ 17,000